Label	Element	Value
LoCorr Market Trend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001506768_SupplementTextBlock
LoCorr Market Trend Fund

A series of LoCorr Investment Trust

Class A: LOTAX

Class C: LOTCX

Class I: LOTIX

Supplement dated May 23, 2016 to the Prospectus dated May 1, 2016.

This supplement is being filed to correct information regarding historical performance in the Prospectus for the LoCorr Market Trend Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Market Trend Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-523-8637
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
In the section entitled “Performance” of the Prospectus, the following replaces the previously disclosed information for the LoCorr Market Trend Fund’s “Highest Quarterly Return” performance:

Highest Quarterly Return:	Q1 2015	10.48%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.48%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
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You should read this Supplement in conjunction with the Prospectus dated May 1, 2016.  The Prospectus provides information that you should know about the Fund before investing and has been filed with the Securities and Exchange Commission.  The Prospectus is available upon request and without charge by calling the Fund toll-free at 1-855-523-8637.

Please retain this Supplement for future reference.